Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss
Beginning balance at Mar. 31, 2018	$ (221,500)	$ 1,160,300	$ 229,500	$ 185,600	$ (635,300)	$ 1,160,300	$ (1,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	228,800				228,800
Other comprehensive gain (loss)	(29,000)						(29,000)
Stock-based compensation	$ 12,500		500	12,000
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Dividends declared	$ (176,700)				(176,700)
Ending balance at Mar. 31, 2019	974,400	$ 200	230,000	197,600	577,100	$ 200	(30,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	241,500				241,500
Other comprehensive gain (loss)	(31,800)						(31,800)
Stock-based compensation	10,300		600	9,700
Dividends declared	(159,300)				(159,300)
Ending balance at Mar. 31, 2020	1,035,300		230,600	207,300	659,500		(62,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	262,800				262,800
Other comprehensive gain (loss)	55,500						55,500
Stock-based compensation	18,000		800	17,200
Issuance of ordinary shares	100			100
Dividends declared	(310,900)				(310,900)
Ending balance at Mar. 31, 2021	$ 1,060,800		$ 231,400	$ 224,600	$ 611,400		$ (6,600)